Interest and similar expenses	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest and similar expenses

32.	Interest and similar expenses

"Interest and similar expenses" in the consolidated income statement consist of interest accrued in the year on all financial liabilities with implicit or explicit return, including remuneration in kind, calculated using the effective interest method, regardless of the measurement of the fair value, cost adjustments as a result of hedge accounting and interest costs attributed to pension funds.

The breakdown of the main items of interest and similar charges accrued in 2023, 2022 and 2021 is as follows:

Thousand of reais	2023	2022	2021

Credit institutions deposits	9,828,381	6,736,736	4,712,388
Customer deposits	48,543,885	38,508,954	13,187,967
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	4,998,766	6,951,908	4,536,849
Debt Instruments Eligible to Compose Capital (note 19)	1,925,772	863,394	902,398
Pension Plans (note 21)	189,139	176,224	237,024
Other interest (1)	15,912,730	14,484,725	3,092,216
Total	81,398,673	67,721,941	26,668,842
(1)	It is mainly composed of Expenses with Interest on Repo Agreements